INVESTMENTS IN AVAILABLE FOR SALE SECURITIES AT FAIR VALUE (Tables)	12 Months Ended
Dec. 31, 2024
Investments, All Other Investments [Abstract]
SCHEDULE OF INVESTMENT IN AVAILABLE FOR SALE SECURITIES AT FAIR VALUE

The following table provides a detailed breakdown of short-term investments (in thousands) as reported in the Consolidated Balance Sheets:

Description	Cost or Amortized Cost December 31, 2023	Cost or Amortized Cost December 31, 2024	Fair Value December 31, 2023	Deposit / (Withdraw)	Dividends, Interest & Income	Gross Unrealized Gains / (Losses)	Fair Value December 31, 2024
Cash Investments	6,531	-	6,531	(6,531)	-	-	-
Fixed Income	7,274	9,289	7,597	1,212	480	81	9,370
Investment Certificate	94	79	94	(15)	-		79
Total	13,899	9,368	14,222	(5,334)	480	81	9,449